Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2017 and 2018 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2017	75,120	$15.93	1.59 years	$698,616
Granted	93,675	12.77
Vested	(25,282)	16.17

Balance as of December 31, 2017	143,513	13.82	1.49 years	$1,413,603
Granted	131,542	12.04
Vested	(28,194)	12.77
Forfeit	(3,673)	14.16

Balance as of December 31, 2018	243,188	12.98	1.30 years	$2,285,967

Summary of Stock Option Activity

The movements in the existing share options during the years ended December 31, 2017 and 2018 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2017	373,740	$21.54	7.70	—
Vested	(214,055)	24.19	—	—
Forfeited during the period	(5,000)	23.85	—	—

Balance as of December 31, 2017	154,685	17.80	6.70	$—
Vested	(148,387)	23.85	—	—
Forfeited during the period	(6,298)	—	—	—

Balance as of December 31, 2018	—	—	—	$—